INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of reconciliation of federal statutory tax rate

The reconciliation of income tax expense computed at the U.S. federal statutory rate to the income tax provision for the years ended December 31, 2018 and 2017 is as follows (in thousands):

	Year Ended December 31
US	2018	2017

Income before income taxes	$(2,932)	$(3,385)
Taxes under statutory US tax rates	(616)	(1,202)
Increase (decrease) in taxes resulting from:
Increase (decrease) in valuation allowance	(92)	1,346
Non-deductible changes in derivative liability and share based transactions	-	1
All other	857	-
State taxes	(149)	(145)
Income tax expense	$-	$-

Schedule of deferred tax assets and liabilities

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and amounts used for income tax purposes. Significant components of the Company's deferred tax assets and liabilities consist of the following:

	December 31,
	2018	2017
US
Net operating loss	$8,316	$7,035
Share based compensation	447	1,800
Reserves and accruals	(21)	-
Gross deferred tax assets	8,742	8,835

Less valuation allowance	(8,742)	(8,835)
Total deferred tax assets	-	-

Deferred tax liabilities:
Total deferred tax liabilities	-	-
Net deferred tax assets / (liabilities)	$-	$-